Data Compare Summary (Total)
Run Date - 9/29/2025 5:14:59 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	271	0.00%	284
City	0	284	0.00%	284
State	0	284	0.00%	284
Zip	0	284	0.00%	284
Borrower First Name	0	271	0.00%	284
Borrower Last Name	0	284	0.00%	284
Borrower SSN	0	268	0.00%	284
Original Loan Amount	2	284	0.70%	284
Original Interest Rate	0	271	0.00%	284
Representative FICO	0	284	0.00%	284
Property Type	1	284	0.35%	284
Occupancy	0	271	0.00%	284
Purpose	0	273	0.00%	284
Balloon Flag	0	268	0.00%	284
Original CLTV	2	284	0.70%	284
Original LTV	2	284	0.70%	284
Lender	0	268	0.00%	284
Product Description	0	268	0.00%	284
Originator Loan Designation	0	268	0.00%	284
Investor: Qualifying Total Debt Ratio	1	284	0.35%	284
PITIA Reserves Months	0	140	0.00%	284
Refi Purpose	0	11	0.00%	284
Original Term	0	13	0.00%	284
Interest Only	0	13	0.00%	284
Lien Position	0	16	0.00%	284
Appraised Value	4	13	30.77%	284
# of Units	0	16	0.00%	284
Contract Sales Price	1	13	7.69%	284
Original HCLTV	2	13	15.38%	284
Universal Loan Identifier (ULI)	0	13	0.00%	284
Note Date	0	3	0.00%	284
Amortization Term	0	3	0.00%	284
Amortization Type	0	3	0.00%	284
Borrower FTHB	0	3	0.00%	284
Decision System	0	3	0.00%	284
Total	15	5,813	0.26%	284